Financial instruments - Summary of Financial Liabilities (Detail) - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
At amortized cost	€ 433,291	€ 371,620
Fair value through PL	5,471	1,296
Total book value	438,762	372,916
Total fair value	382,520	325,200
Borrowings
Disclosure of financial liabilities [line items]
At amortized cost	312,160	269,033
Fair value through PL	0	0
Total book value	312,160	269,033
Total fair value	325,409	272,641
Non-current lease liabilities
Disclosure of financial liabilities [line items]
At amortized cost	60,212	44,044
Fair value through PL	0	0
Total book value	60,212	44,044
Current lease liabilities
Disclosure of financial liabilities [line items]
At amortized cost	9,279	7,280
Fair value through PL	0	0
Total book value	9,279	7,280
Trade and other payables
Disclosure of financial liabilities [line items]
At amortized cost	51,640	51,263
Fair value through PL	0	0
Total book value	51,640	51,263
Total fair value	51,640	51,263
Warrant Liabilities
Disclosure of financial liabilities [line items]
At amortized cost	0	0
Fair value through PL	5,471	1,296
Total book value	5,471	1,296
Total fair value	€ 5,471	€ 1,296